Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [line items]
Dividend per share	¥ 0.73	¥ 0.16	¥ 0.40
Dividend paid	¥ 20,633	¥ 4,522	¥ 11,306
Proposed dividend per share	¥ 0.64
Proposed dividend	¥ 18,089
Core tier 2 capital securities [member]
Disclosure of dividends [line items]
Distribution approved	¥ 201	¥ 394	¥ 384